Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 78.05%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 32.35%
Fixed Rates:
0.10 11/23/22 $ 2,000,000 $ 1,999,840
Floating Rates:
(Federal Reserve Bank Effective Rate + 0.07%) 0.15 09/14/22 2,000,000 2,001,788
(Federal Reserve Bank Effective Rate +
(0.02)%) 0.07 05/15/23 5,000,000 4,999,999
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 0.09 01/31/23 3,800,000 3,802,878
12,804,505
Federal Home Loan Bank 3.79%
Fixed Rates:
0.68 02/26/25 1,500,000 1,499,385
U.S. Treasury Note/Bond 41.91%
Fixed Rates:
2.50 01/15/22 4,000,000 4,028,303
2.50 02/15/22 5,500,000 5,550,377
1.38 10/15/22 2,000,000 2,026,355
0.13 06/30/23 1,500,000 1,497,539
0.13 12/15/23 2,000,000 1,991,015
0.25 06/15/24 1,500,000 1,491,797
16,585,386
Total United States Government and Agency Obligations 30,889,276
(cost $30,883,991)
Exchange Traded Fund 2.08% Shares Value
Vanguard Short-Term Treasury ETF 13,400 822,894
(cost $817,330)
Investments, at value 80.13% 31,712,170
(cost $31,701,321 )
Other assets and liabilities, net 19.87% 7,863,488
Net Assets 100.00% $ 39,575,658

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Near-Term Tax Free Fund
Municipal Bonds 91.80%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.28%
City of Bessemer AL Electric Revenue,
Alabama, Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 100,213
California 7.23%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 399,935
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 226,814
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 253,825
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 530,417
State of California, California, GO Unlimited 5.00 11/01/31 400,000 528,410
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 625,901
2,565,302
Colorado 3.29%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 316,083
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 850,232
1,166,315
Connecticut 1.97%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 233,756
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 239,294
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 226,571
699,621
District of Columbia 2.48%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 880,277
Florida 7.33%
City of Leesburg FL, Florida, Refunding, RB 5.00 10/01/21 405,000 405,000
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 319,505
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 401,934
Orlando Utilities Commission, Florida, RB
‡
0.03 10/01/33 870,000 870,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Florida (cont’d)
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 $ 500,000 $ 601,581
2,598,020
Hawaii 0.60%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 212,519
Illinois 7.29%
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 231,132
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 343,724
DuPage County School District No. 33 West
Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,006,072
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 601,789
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 401,370
2,584,087
Kentucky 1.42%
Louisville and Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 502,715
Louisiana 3.45%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 375,000 391,173
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 832,181
1,223,354
Maryland 2.52%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 274,665
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 620,949
895,614
Massachusetts 0.88%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 310,000 310,802

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 3.25%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 438,345
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 338,837
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 375,151
1,152,333
Missouri 0.74%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 250,000 261,015
New Jersey 2.63%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 433,639
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 497,651
931,290
New Mexico 2.08%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 737,830
New York 10.34%
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 313,979
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 293,133
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 241,713
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 356,309
City of New York NY, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 911,854
City of New York NY, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,040,058
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 114,329
New York City Water & Sewer System, New
York, RB
‡
0.08 06/15/38 200,000 200,000
New York City Water & Sewer System, New
York, Refunding, RB 5.00 06/15/29 175,000 196,853
3,668,228

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Ohio 0.38%
City of Cleveland OH Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 $ 130,000 $ 136,184
South Carolina 2.70%
Aiken County Consolidated School District,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 476,083
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 381,733
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.05 02/01/38 100,000 100,000
957,816
Tennessee 1.86%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 376,900
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 282,217
659,117
Texas 22.81%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 888,240
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 417,273
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 244,221
City of Austin TX, Texas, Refunding, RB
‡
0.05 11/15/29 700,000 700,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 162,340
City of Cedar Hill TX, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 814,103
City of El Paso TX, Texas, Refunding, GO
Limited 5.00 08/15/30 245,000 314,679
City of Longview TX Waterworks & Sewer
System Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 617,084
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 205,725
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 383,360
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 308,170
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 511,352
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 435,387

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 $ 300,000 $ 341,812
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 762,847
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 503,755
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 478,256
8,088,604
Utah 0.90%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 319,255
Vermont 1.04%
City of Burlington VT, Vermont, GO Unlimited 5.00 11/01/30 285,000 367,916
Washington 3.39%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 246,484
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 957,367
1,203,851
Wisconsin 0.94%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 332,983
Total Municipal Bonds 32,555,261
(cost $32,097,939)
Exchange Traded Fund 4.31% Shares
VanEck Short Muni ETF 85,000 1,530,000
(cost $1,516,111)
Investments, at value 96.11% 34,085,261
(cost $33,614,050 )
Other assets and liabilities, net 3.89% 1,379,046
Net Assets 100.00% $ 35,464,307

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Luxury Goods Fund
Common Stocks 95.79% Shares Value
Apparel Manufacturers 13.62%
Burberry Group PLC 32,000 $ 778,773
Christian Dior SE 3,545 2,548,712
Hermes International 1,822 2,513,876
Kering SA, ADR 13,700 977,495
PRADA SpA 70,000 382,269
7,201,125
Athletic Footwear 3.25%
NIKE, Inc., Class B 8,400 1,219,932
Puma SE 4,500 500,243
1,720,175
Automotive - Cars & Light Trucks 20.28%
Bayerische Motoren Werke AG 16,200 1,538,660
Daimler AG, ADR 98,214 2,232,404
Ferrari NV 2,429 507,953
NIO, Inc., ADR
*
14,000 498,820
Porsche Automobil Holding SE, ADR 46,357 458,471
Tesla, Inc.
*
5,105 3,958,825
Volkswagen AG 4,950 1,526,597
10,721,730
Beverages - Wine/Spirits 2.38%
Constellation Brands, Inc., Class A 3,500 737,415
Remy Cointreau SA 2,700 522,747
1,260,162
Casino Hotels 1.30%
Las Vegas Sands Corp.
*
3,500 128,100
MGM Resorts International 13,000 560,950
689,050
Commercial Service - Finance 1.15%
MarketAxess Holdings, Inc. 200 84,138
Moody's Corp. 300 106,533
S&P Global, Inc.
*
989 420,216
610,887
Computers 4.58%
Apple, Inc. 17,100 2,419,650
Cosmetics & Toiletries 4.09%
The Estee Lauder Cos., Inc. 7,211 2,162,795
Decision Support Software 0.73%
MSCI, Inc. 634 385,688

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Diversified Banking Institution 4.15%
The Goldman Sachs Group, Inc. 5,800 $ 2,192,574
E-Commerce/Products 4.29%
Amazon.com, Inc.
*
690 2,266,678
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Credit Card 5.53%
American Express Co. 15,394 2,578,957
Visa, Inc., Class A 1,555 346,376
2,925,333
Finance - Mortgage Loan/Banker 0.05%
Lendified Holdings, Inc.
*
1,116,560 26,446
Finance - Other Services 0.41%
Cboe Global Markets, Inc. 600 74,316
Intercontinental Exchange, Inc. 1,260 144,673
218,989
Gold Mining 2.50%
Barrick Gold Corp. 9,600 173,280
Franco-Nevada Corp. 3,000 389,730
Gran Colombia Gold Corp. 76,000 286,815
Newmont Corp. 2,900 157,470
Royal Gold, Inc. 3,300 315,117
1,322,412
Hotels & Motels 4.21%
Hilton Worldwide Holdings, Inc.
*
9,000 1,188,990
Marriott International, Inc., Class A
*
7,000 1,036,630
2,225,620
Metal - Diversified 0.79%
Ivanhoe Mines, Ltd.
*
65,000 415,680
Oil Companies - Exploration & Production 0.09%
NGX Energy International Corp., 144A
#*∆
50,000 45,792
Precious Metals 0.64%
Wheaton Precious Metals Corp. 9,000 338,220
Private Equity 6.62%
Blackstone, Inc., Class A 14,500 1,686,930
KKR & Co., Inc. 20,500 1,248,040
The Carlyle Group, Inc. 12,000 567,360
3,502,330

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 $ 0
Retail - Apparel/Shoe 0.98%
Moncler SpA 8,500 518,420
Retail - Building Products 2.71%
The Home Depot, Inc. 4,373 1,435,481
Retail - Discount 5.17%
Costco Wholesale Corp. 6,084 2,733,845
Retail - Jewelry 0.90%
Cie Financiere Richemont SA 4,600 476,938
Retail - Restaurants 3.55%
Starbucks Corp. 17,000 1,875,270
Silver Mining 0.82%
Hochschild Mining PLC 133,000 237,690
Silvercorp Metals, Inc. 52,000 198,120
435,810
Textile - Apparel 1.00%
LVMH Moet Hennessy Louis Vuitton SE, ADR 3,675 526,554
Total Common Stocks 50,653,654
(cost $44,657,496)
Corporate Non-Convertible Bond 1.60%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.60%
Aris Gold Corp. 7.50 08/26/27 $ 875,000 846,562
(cost $874,942)
Exchange Traded Funds 0.15% Shares
Invesco QQQ Trust ETF 100 35,796
SPDR S&P 500 ETF Trust 100 42,914
Total Exchange Traded Funds 78,710
(cost $49,898)
Warrants 0.06%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.04%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 34,062 23,665

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Luxury Goods Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
$ 0.38 04/08/22 558,280 $ 0
Oil Companies - Exploration & Production 0.01%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 3,257
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 4,344
Total Warrants 31,266
(cost $0 )
Investments, at value 97.60% 51,610,192
(cost $45,582,336 )
Other assets and liabilities, net 2.40% 1,267,449
Net Assets 100.00% $ 52,877,641

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Common Stocks 92.34% Shares Value
Advanced Materials/Production 4.58%
Nano One Materials Corp.
*
200,000 $ 626,875
NanoXplore , Inc.
*
435,000 2,345,689
2,972,564
Agricultural Chemicals 2.96%
CF Industries Holdings, Inc. 10,000 558,200
Nutrien , Ltd. 10,000 649,061
The Mosaic Co. 20,000 714,400
1,921,661
Agricultural Operations 0.78%
Wide Open Agriculture, Ltd.
*
1,000,000 503,762
Building & Construction Products - Miscellaneous 0.94%
Louisiana-Pacific Corp. 10,000 613,700
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Diamonds/Precious Stones 0.49%
Barksdale Resources Corp.
*
1,100,000 321,333
Diversified Minerals 8.15%
American Pacific Borates, Ltd.
*
425,000 449,073
Arianne Phosphate, Inc.
*
1,509,000 476,551
Australian Strategic Materials, Ltd.
*
50,000 355,619
BHP Group, Ltd., ADR 5,000 267,600
Desert Mountain Energy Corp.
*
200,000 423,180
First Helium, Inc.
*
1,850,000 299,424
Ion Energy, Ltd.
*
225,000 75,497
Mako Mining Corp.
*
1,250,000 296,068
Niocan , Inc., 144A
#*∆
362,069 37,162
Piedmont Lithium, Inc.
*
12,500 680,750
Salazar Resources, Ltd.
*
3,000,000 710,564
Standard Lithium, Ltd.
*
100,000 815,569
VR Resources, Ltd.
*
1,000,000 240,802
Wolfden Resources Corp.
*
1,000,000 169,746
5,297,605
Energy - Alternate Sources 3.55%
Canadian Solar, Inc.
*
35,000 1,210,650
Pacific Green Energy Corp.
#*@~
2,400,000 0
Siemens Gamesa Renewable Energy SA
*
35,000 889,596
Zinc8 Energy Solutions, Inc.
*
1,000,000 209,222
2,309,468

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Enterprise Software/Services 4.06%
Abaxx Technologies, Inc.
*
1,000,000 $ 2,636,981
Finance - Investment Banker/Broker 0.32%
GoldMoney , Inc.
*
114,700 205,565
Food - Miscellaneous/Diversified 1.81%
Burcon NutraScience Corp.
*
750,000 1,178,352
Food - Wholesale/Distribution 0.25%
Organto Foods, Inc.
*
500,000 163,824
Forestry 1.83%
Interfor Corp. 25,000 617,401
West Fraser Timber Co., Ltd. 6,750 568,522
1,185,923
Gold Mining 8.57%
Aris Gold Corp.
*
125,000 133,231
Chalice Mining, Ltd.
*
200,000 908,660
CopperBank Resources Corp.
*
2,500,000 1,282,962
Corona Minerals, Ltd.
#*@
5,000 0
EnviroGold Global, Ltd., 144A
#*∆
75,000 14,211
Josemaria Resources, Inc.
*
600,000 492,657
Maverix Metals, Inc. 50,000 223,500
Royal Road Minerals, Ltd.
*
5,500,000 1,237,565
Sandstorm Gold, Ltd.
*
50,000 288,000
Seabridge Gold, Inc.
*
40,000 618,000
Silver Tiger Metals, Inc.
*
500,000 177,641
Western Atlas Resources, Inc.
*
3,000,000 189,484
5,565,911
Industrial Gases 1.40%
Air Liquide SA 2,000 320,320
Linde PLC 2,000 586,760
907,080
Machinery - Electric Utilities 0.86%
Bloom Energy Corp., Class A
*
30,000 561,600
Metal - Aluminum 1.88%
Alcoa Corp.
*
25,000 1,223,500
Metal - Copper 1.06%
Excelsior Mining Corp.
*
150,000 59,214
Kutcho Copper Corp.
*
850,000 489,894
Surge Copper Corp.
*
500,000 138,165
687,273

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 13.72%
Anglo American PLC 20,000 $ 700,973
Bell Copper Corp.
*
1,450,000 154,548
Centaurus Metals, Ltd.
*
750,000 523,598
Chakana Copper Corp.
*
1,025,000 242,776
Churchill Resources, Inc.
*
599,587 108,878
Filo Mining Corp.
*
400,000 2,832,781
First Cobalt Corp.
*
3,500,000 718,459
Galway Metals, Inc.
*
400,000 202,116
GoviEx Uranium, Inc., 144A
#*∆
58,000 15,798
Ivanhoe Mines, Ltd.
*
500,000 3,197,537
Luminex Res Corp.
*
120,615 52,375
Nubian Resources, Ltd.
*
250,000 62,174
Orsu Metals Corp., 144A
#*∆
14,761 2,622
Silver X Mining Corp.
*
355,000 100,900
8,915,535
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
0
Mining Services 4.54%
Capital, Ltd. 71,212 75,544
Cordoba Minerals Corp.
*
58,823 28,329
Defense Metals Corp.
*
1,500,000 331,596
Talon Metals Corp.
*
5,000,000 2,329,070
Trigon Metals, Inc.
*
500,000 187,510
2,952,049
Natural Resource Technology 0.03%
I-Pulse, Inc., 144A
#*@+∆
15,971 18,686
Non-Ferrous Metals 2.37%
Energy Fuels, Inc./Canada
*
13,312 93,450
InZinc Mining, Ltd.
*
2,000,000 102,637
NorZinc , Ltd.
*
5,000,000 217,117
Nova Royalty Corp.
*
500,000 1,125,059
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
1,538,263
Oil - Field Services 1.21%
Halliburton Co. 20,000 432,400
Schlumberger NV 12,000 355,680
788,080

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - US Royalty Trusts 3.93%
Black Stone Minerals LP 70,000 $ 843,500
Deterra Royalties, Ltd. 125,000 336,381
Kimbell Royalty Partners LP 55,000 777,150
PrairieSky Royalty, Ltd. 15,000 159,995
Viper Energy Partners LP 20,000 437,000
2,554,026
Oil Companies - Exploration & Production 6.96%
Africa Energy Corp.
*
1,500,000 367,125
ConocoPhillips 10,000 677,700
Denbury, Inc.
*
10,000 702,500
EOG Resources, Inc. 10,000 802,700
Freehold Royalties, Ltd. 45,000 369,493
NGX Energy International Corp., 144A
#*∆
200,000 183,167
Occidental Petroleum Corp. 25,000 739,500
Range Resources Corp.
*
30,000 678,900
4,521,085
Oil Companies - Integrated 3.44%
Equinor ASA, ADR 50,000 1,275,000
TotalEnergies SE, ADR 20,000 958,600
2,233,600
Oil Refining & Marketing 1.52%
Phillips 66 6,500 455,195
Valero Energy Corp. 7,500 529,275
984,470
Pipelines 1.13%
Cheniere Energy, Inc.
*
7,500 732,525
Platinum 0.93%
Clean Air Metals, Inc.
*
1,000,000 150,008
Impala Platinum Holdings, Ltd., ADR 40,000 456,800
606,808
Precious Metals 3.23%
Brixton Metals Corp.
*
1,075,000 110,335
Eloro Resources, Ltd.
*
100,000 277,120
Libero Copper & Gold Corp.
*
1,250,000 375,020
Metalla Royalty & Streaming, Ltd.
*
125,000 855,637
Polarx , Ltd.
*
10,000,000 300,609
Triple Flag Precious Metals Corp. 20,000 180,000
2,098,721

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.83%
Infrastructure Ventures, Inc.
#*@+
4,700,000 $ 0
Infrastructure Ventures, Inc.
#*@+
2,743,544 0
Revival Gold, Inc.
*
1,000,000 536,871
536,871
REITS - Diversified 1.62%
PotlatchDeltic Corp. REIT 10,000 515,800
Rayonier, Inc. REIT 15,000 535,200
1,051,000
Retail - Jewelry 0.82%
Mene , Inc.
*
750,000 532,923
Specified Purpose Acquisition 0.30%
Ivanhoe Capital Acquisition Corp., Class A
*
20,000 198,000
Steel - Producers 2.27%
POSCO, ADR 5,000 344,850
Severstal PAO, GDR 40,000 835,399
Stelco Holdings, Inc. 10,000 293,068
1,473,317
Total Common Stocks 59,992,061
(cost $93,873,016)
Private Equity Fund 1.32%
Oil - US Royalty Trusts 1.32%
Sabine Royalty Trust 20,000 856,600
(cost $801,338)
Corporate Non-Convertible Bond 1.60%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.60%
Aris Gold Corp. 7.50 08/26/27 $ 1,075,000 1,040,063
(cost $1,074,996)
Exchange Traded Funds 0.82% Shares
Betapro Inverse Bitcoin ETF
*
11,755 149,791
Breakwave Dry Bulk Shipping ETF
*
1,000 36,010
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
2,812 40,099
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
ETF 200 18,414
Global X Uranium ETF 2,300 54,717
Teucrium Corn Fund ETF
*
5,000 100,850

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Exchange Traded Funds (cont’d) Shares Value
U.S. Gasoline Fund LP ETF
*
2,700 $ 103,626
U.S. Oil Fund LP ETF
*
500 26,280
Total Exchange Traded Funds 529,787
(cost $498,630)
Warrants 0.27%
Exercise
Price
Exp.
Date
Advanced Materials/Production 0.05%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 29,844
Diversified Minerals 0.00%
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 0
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
0
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
5.10 05/14/23 20,437 14,199
Gold Mining 0.00%
Revival Gold, Inc., 144A
#*@∆
0.90 04/04/22 80,000 0
Metal - Copper 0.01%
Excelsior Mining Corp.
*
1.25 08/22/22 150,000 5,921
Mining Services 0.17%
Aris Gold Corp.
*
2.75 07/25/25 370,889 114,201
Non-Ferrous Metals 0.00%
Norzinc , Ltd., 144A
#*@∆
0.09 08/06/23 2,500,000 0
Oil Companies - Exploration & Production 0.02%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 200,000 13,027
Total Warrants 177,192
(cost $0 )
Investment Company 0.06% Shares Value
Aberdeen Standard Physical Platinum Shares ETF
*
450 40,590
(cost $40,985)
Publically Traded Partnerships 0.26%
Invesco DB Agriculture Fund ETF
*
3,600 68,832
U.S. Natural Gas Fund LP ETF
*
4,900 98,784
Total Publically Traded Partnerships 167,616
(cost $148,671)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Global Resources Fund
Call Options Purchased 0.47%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.47%
Barrick Gold Corp. $ 20.00 01/23 $ 2,000,000 1,000 $ 186,500
Newmont Corp. 55.00 01/23 990,000 180 119,160
305,660
Total Purchased Call Options 305,660
(premiums paid $646,192 )
Investments, at value 97.14% 63,109,569
(cost $97,083,828 )
Other assets and liabilities, net 2.86% 1,859,381
Net Assets 100.00% $ 64,968,950

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Common Stocks 96.55% Shares Value
Advanced Materials/Production 11.26%
Nano One Materials Corp.
*
3,100,000 $ 9,716,564
Sixth Wave Innovations, Inc.
*
750,000 171,719
9,888,283
Capital Pools 0.98%
Magna Gold Corp.
*
1,500,000 864,519
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 1.18%
Barksdale Resources Corp.
*
3,000,000 876,362
Gold Bull Resources Corp.
*
1,000,000 157,903
1,034,265
Diversified Minerals 7.58%
Ascot Resources, Ltd., 144A
#*∆
6,412 5,265
Calibre Mining Corp.
*
1,000,000 1,065,846
Desert Gold Ventures, Inc.
*
750,000 74,017
E79 Resources Corp.
*
2,000,000 1,484,289
Erdene Resource Development Corp.
*
300,000 94,742
Gossan Resources, Ltd.
*
250,000 37,502
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 134,218
Lithoquest Resources, Inc.
*
2,150,000 229,157
Lumina Gold Corp.
*
1,000,000 434,233
Mako Mining Corp.
*
2,000,000 473,709
Max Resource Corp.
*
2,000,000 236,855
Minaurum Gold, Inc.
*
1,000,000 213,169
Musgrave Minerals, Ltd.
*
1,500,000 321,410
NGEX Minerals, Ltd.
*
100,000 64,740
Nomad Royalty Co., Ltd. 78,300 472,297
St. Anthony Gold Corp.
*@
3,500,000 124,349
VR Resources, Ltd.
*
2,500,000 602,005
Waraba Gold, Ltd.
*
655,000 124,112
Waraba Gold, Ltd., 144A
#*@∆
655,000 124,112
Wolfden Resources Corp.
*
2,000,000 339,491
6,655,518
Enterprise Software/Services 0.02%
Abaxx Technologies, Inc.
*
8,039 21,199
Gold Mining 40.83%
Adamera Minerals Corp.
*
5,373,000 222,708
Adamera Minerals Corp., 144A
#∆
119,543 4,955
African Gold Group, Inc.
*
1,000,000 118,427
Allegiant Gold, Ltd.
*
2,000,000 528,975

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Amilot Capital, Inc., 144A
#*∆
410,000 $ 14,567
Angold Resources, Ltd.
*
500,000 80,925
Aris Gold Corp.
*
800,000 852,676
Arizona Metals Corp.
*
650,000 1,873,125
Asante Gold Corp.
*
2,000,000 1,815,885
Awale Resources, Ltd.
*
2,000,000 59,214
Aya Gold & Silver, Inc.
*
5,725 35,208
Bellevue Gold, Ltd.
*
1,750,000 1,067,431
Black Dragon Gold Corp.
*
2,500,000 111,054
Cabral Gold, Inc.
*
500,000 150,008
Chalice Mining, Ltd.
*
300,000 1,362,990
Compass Gold Corp.
*
2,000,000 284,225
Confederation Minerals, Ltd.
*
250,000 138,165
Contact Gold Corp.
*
5,000,000 207,248
CopperBank Resources Corp.
*
4,000,000 2,052,740
CopperBank Resources Corp., 144A
#*∆
43,500 22,323
Corona Minerals, Ltd.
#*@
81,250 0
Fiore Gold, Ltd.
*
500,000 465,814
Freegold Ventures, Ltd.
*
200,000 82,110
Goldshore Resources, Inc.
*
500,000 240,802
Heliostar Metals, Ltd.
*
1,188,000 656,561
HighGold Mining, Inc.
*
500,000 418,443
Josemaria Resources, Inc.
*
500,000 410,548
K92 Mining, Inc.
*
1,200,000 5,769,777
Karora Resources, Inc.
*
100,000 261,330
Karus Gold Corp.
#*@
375,000 162,837
Kesselrun Resources, Ltd.
*
2,500,000 315,806
Kore Mining, Ltd.
*
500,000 151,982
Lion One Metals, Ltd.
*
520,000 451,603
Maritime Resources Corp.
*
1,000,000 106,585
Mawson Gold, Ltd.
*
625,000 83,886
McEwen Mining, Inc. 134,764 140,446
Montage Gold Corp.
*
250,000 122,375
Newcore Gold, Ltd.
*
400,000 151,587
North Stawell Minerals, Ltd.
*
700,000 161,040
NV Gold Corp.
*
1,000,000 106,585
OceanaGold Corp.
*
250,000 408,574
Orca Gold, Inc.
*
1,000,000 347,387
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 385,600
Radisson Mining Resources, Inc.
*
7,000,000 1,271,119
Radius Gold, Inc., 144A
#*∆
125,000 22,945
Red Pine Exploration, Inc.
*
750,000 361,203
Reunion Gold Corp.
*
7,481,000 531,573
Roscan Gold Corp.
*
2,500,000 473,709
Royal Road Minerals, Ltd.
*
1,500,000 337,518
Scottie Resources Corp.
*
1,750,000 234,881

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Seabridge Gold, Inc.
*
54,000 $ 834,300
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Silver Tiger Metals, Inc.
*
750,000 266,461
Skeena Resources, Ltd.
*
125,000 1,239,539
Southern Gold, Ltd.
*
10,000,000 457,164
Strikepoint Gold, Inc.
*
2,750,000 282,252
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tietto Minerals, Ltd.
*
1,200,000 331,291
TriStar Gold, Inc.
*~
28,750,000 6,809,569
35,858,051
Investment Companies 0.00%
Tokens.com Corp., 144A
#*∆
11,123 4,654
Metal - Copper 0.64%
Sun Summit Minerals Corp.
*
1,250,000 513,185
Vizsla Copper Corp.
*
166,667 46,713
559,898
Metal - Diversified 10.33%
Adventus Mining Corp.
*
500,000 355,282
Amex Exploration, Inc.
*
500,000 884,257
Argent Minerals, Ltd.
*
20,000,000 381,081
Aurion Resources, Ltd.
*
500,000 276,330
Auteco Minerals, Ltd.
*
10,000,000 545,350
Cartier Resources, Inc.
*
750,000 133,231
Chakana Copper Corp.
*
3,567,500 844,979
De Grey Mining, Ltd.
*
1,000,000 699,989
Filo Mining Corp.
*
40,000 283,278
Genesis Metals Corp., 144A
#*∆
583,400 46,060
Integra Resources Corp.
*
140,000 320,543
Ivanhoe Mines, Ltd.
*
400,000 2,558,030
Kaizen Discovery, Inc.
*
8,000,000 315,806
Luminex Res Corp.
*
150,000 65,135
New Age Metals, Inc., 144A
#*∆
143,518 11,331
Nubian Resources, Ltd.
*
500,000 124,349
Orex Minerals, Inc.
*
7,000,000 455,945
Orsu Metals Corp., 144A
#*∆
186,922 33,205
Rockcliff Metals Corp., 144A
#*∆
873,333 44,818
RTG Mining, Inc.
*
3,000,000 236,669
Sirios Resources, Inc.
*
1,000,000 59,214
Torq Resources, Inc.
*
897,000 396,589
9,071,471
Metal - Iron 0.00%
Vector Resources, Ltd.
#*@
10,000,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Metals & Mining 0.18%
Maxtech Ventures, Inc., 144A
#*∆
4,368,421 $ 155,202
Mining Services 0.64%
Cordoba Minerals Corp.
*
58,823 28,330
Summa Silver Corp.
*
800,000 530,554
558,884
Non-Ferrous Metals 0.51%
InZinc Mining, Ltd.
*
3,000,000 153,955
ValOre Metals Corp.
*
1,000,000 292,121
446,076
Oil & Gas Drilling 0.81%
DDH1, Ltd. 800,000 715,289
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A
#*∆
12,083 6,773
Platinum 1.11%
Clean Air Metals, Inc.
*
2,500,000 375,020
Platinum Group Metals, Ltd.
*
300,000 599,242
974,262
Precious Metals 14.02%
Amani Gold, Ltd.
*
54,500,000 39,401
Barsele Minerals Corp.
*~
7,500,000 2,842,255
Blackwolf Copper and Gold, Ltd.
*
800,000 416,864
Brixton Metals Corp.
*
3,000,000 307,911
Canex Metals, Inc.
*
3,250,000 243,763
Corvus Gold, Inc.
*
29,000 92,499
Dolly Varden Silver Corp.
*
3,750,000 1,317,503
E2 Metals, Ltd.
*
684,932 124,817
GFG Resources, Inc.
*
4,300,000 458,313
Gold79 Mines, Ltd.
*
2,500,000 128,296
Group Ten Metals, Inc.
*
2,000,000 505,290
Imperial Mining Group, Ltd.
*
500,000 59,214
Kootenay Silver, Inc.
*
1,000,000 134,217
Liberty Gold Corp.
*
348,800 245,091
MacDonald Mines Exploration, Ltd.
*
3,000,000 94,742
Metalla Royalty & Streaming, Ltd.
*
50,000 342,255
Millennial Precious Metals Corp.
*
1,000,000 296,068
Norvista Capital Corp. 3,000,000 189,484
Paramount Gold Nevada Corp.
*
170,000 139,400
Polarx, Ltd.
*~
38,000,000 1,142,317

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Prime Mining Corp.
*
500,000 $ 1,567,188
Silver Viper Minerals Corp.
*
2,750,000 933,602
Triple Flag Precious Metals Corp. 30,000 270,000
Visionary Gold Corp.
*
1,500,000 177,641
Xali Gold Corp., 144A
#*∆
4,875,000 250,178
12,318,309
Real Estate Operating/Development 1.75%
Fremont Gold, Ltd.
*
4,000,000 94,742
Mammoth Resources Corp.
*~
5,500,000 586,215
Revival Gold, Inc.
*
1,600,000 858,992
1,539,949
Retail - Jewelry 1.70%
Mene, Inc.
*
2,100,000 1,492,184
Silver Mining 3.00%
Aya Gold & Silver, Inc.
*
94,276 579,828
Denarius Silver Corp.
*
750,000 250,177
FireFox Gold Corp.
*
500,000 130,270
Metallic Minerals Corp.
*
1,470,000 400,403
Southern Silver Exploration Corp.
*
1,750,000 449,037
Vizsla Silver Corp.
*
500,000 825,043
2,634,758
Total Common Stocks 84,799,544
(cost $95,687,357)
Corporate Non-Convertible Bond 1.21%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.21%
Aris Gold Corp. 7.50 08/26/27 $ 1,100,000 1,064,250
(cost $1,100,000)
Warrants 0.74%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.35%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 20,401
Waraba Gold, Ltd., 144A
#*@∆
0.00 04/30/22 1,500,000 284,226
304,627

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
$ 0.50 12/31/49 600,000 $ 0
Gold Mining 0.00%
Contact Gold Corp., 144A
#*@∆
0.27 09/29/22 500,000 0
Kore Mining, Ltd., 144A
#*@∆
1.35 06/18/23 250,000 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 0
Revival Gold, Inc., 144A
#*@∆
1.60 02/06/22 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
0
Metal - Copper 0.10%
Sun Summit Minerals Corp., 144A
#*@∆
0.34 07/22/23 600,000 85,268
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0
85,268
Metal - Diversified 0.05%
Novo Resources Corp.
*
4.40 08/27/23 112,500 41,301
Metals & Mining 0.00%
Maxtech Ventures, Inc., 144A
#*∆
0.10 06/04/24 3,500,000 0
Mining Services 0.18%
Aris Gold Corp.
*
2.75 07/25/25 520,000 160,114
Non-Ferrous Metals 0.00%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.06%
FireFox Gold Corp., 144A
#*@∆
$ 0.27 10/27/22 125,000 $ 5,921
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 51,812
57,733
Total Warrants 649,043
(cost $606,682 )
Call Options Purchased 0.53%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.53%
Barrick Gold Corp. $ 20.00 01/23 $ 3,000,000 1,500 279,750
Newmont Corp. 55.00 01/23 1,512,500 275 182,050
461,800
Total Purchased Call Options 461,800
(premiums paid $987,403 )
Investments, at value 99.03% 86,974,637
(cost $98,381,442 )
Other assets and liabilities, net 0.97% 852,681
Net Assets 100.00% $ 87,827,318

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Gold and Precious Metals Fund
Common Stocks 91.16% Shares Value
Advanced Materials/Production 0.21%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 274,751
Agricultural Chemicals 0.20%
Elemental Royalties Corp.
*
250,000 264,488
Capital Pools 0.31%
Magna Gold Corp.
*
690,000 397,679
Diversified Minerals 5.25%
Alkane Resources, Ltd.
*
1,000,000 613,595
Australian Strategic Materials, Ltd.
*
250,000 1,778,093
Caledonia Mining Corp. PLC 25,000 302,500
Calibre Mining Corp.
*
2,500,000 2,664,614
Mako Mining Corp.
*
3,500,000 828,991
Nomad Royalty Co., Ltd. 100,000 603,190
6,790,983
Enterprise Software/Services 0.22%
Abaxx Technologies, Inc.
*
109,000 287,431
Gold Mining 44.43%
Anaconda Mining, Inc.
*
2,075,000 1,064,859
AngloGold Ashanti, Ltd., ADR 50,000 799,500
Argonaut Gold, Inc.
*
1,000,000 2,171,167
Aris Gold Corp.
*
400,000 426,338
DRDGOLD, Ltd., ADR 100,000 809,000
Dundee Precious Metals, Inc. 300,000 1,804,832
Eldorado Gold Corp.
*
125,000 966,250
Equinox Gold Corp.
*
147,525 973,716
Evolution Mining, Ltd. 300,000 758,555
GoGold Resources, Inc.
*
1,825,000 3,991,197
Gold Fields, Ltd., ADR 250,000 2,030,000
Golden Star Resources, Ltd.
*
200,000 476,000
Gran Colombia Gold Corp. 375,000 1,415,206
Harmony Gold Mining Co., Ltd., ADR 500,000 1,575,000
i-80 Gold Corp.
*
524,700 1,288,344
IAMGOLD Corp.
*
500,000 1,130,000
K92 Mining, Inc.
*
2,750,000 13,222,407
Kirkland Lake Gold, Ltd. 50,000 2,079,500
Maverix Metals, Inc. 778,000 3,482,757
Newmont Corp. 50,000 2,715,000
Northern Star Resources, Ltd. 200,000 1,224,929
Pantoro , Ltd.
*
8,000,000 1,192,780
Petropavlovsk PLC
*
6,007,614 1,654,824
Pretium Resources, Inc.
*
60,000 578,400
Pure Gold Mining, Inc.
*
500,000 351,334
Regis Resources, Ltd. 500,000 724,983

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Royal Gold, Inc. 5,000 $ 477,450
Sandstorm Gold, Ltd.
*
650,000 3,744,000
Superior Gold, Inc.
*
2,500,000 1,085,584
Wesdome Gold Mines, Ltd.
*
400,000 3,205,432
57,419,344
Metal - Diversified 4.29%
Altius Minerals Corp. 100,000 1,229,275
Filo Mining Corp.
*
60,000 424,917
Silver X Mining Corp.
*
4,750,000 1,350,071
Vox Royalty Corp.
*
1,019,000 2,534,226
5,538,489
Mining Services 0.87%
Capital, Ltd. 593,440 629,536
Castile Resources, Ltd.
*
1,500,000 220,226
Empress Royalty Corp.
*
1,250,000 281,265
1,131,027
Oil & Gas Drilling 3.80%
DDH1, Ltd. 5,500,000 4,917,610
Platinum 2.18%
Impala Platinum Holdings, Ltd. 250,000 2,817,465
Precious Metals 12.86%
Elevation Gold Mining Corp.
*
716,667 758,198
EMX Royalty Corp.
*
1,000,000 2,589,610
Hecla Mining Co. 150,000 825,000
Metalla Royalty & Streaming, Ltd.
*
300,000 2,053,529
Metalla Royalty & Streaming, Ltd.
*
50,000 340,000
Sailfish Royalty Corp. 310,000 308,385
SSR Mining, Inc. 238,610 3,471,775
Triple Flag Precious Metals Corp. 175,000 1,575,000
Wheaton Precious Metals Corp. 125,000 4,697,500
16,618,997
Real Estate Operating/Development 0.22%
Emerald Resources NL
*
407,657 284,269
Remediation Services 0.38%
Alexco Resource Corp.
*
325,000 487,500
Retail - Jewelry 3.64%
Mene , Inc.
*
900,000 639,507
Mene , Inc., 144A
#∆
5,714,285 4,060,364
4,699,871

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Silver Mining 11.99%
Andean Precious Metals Corp.
*
1,175,500 $ 1,011,602
Aya Gold & Silver, Inc.
*
800,000 4,920,259
Excellon Resources, Inc.
*
100,000 129,481
Fortuna Silver Mines, Inc.
*
940,628 3,698,348
Fortuna Silver Mines, Inc.
*
200,000 786,000
Hochschild Mining PLC 1,000,000 1,787,143
Pan American Silver Corp. 50,000 1,163,500
Santacruz Silver Mining, Ltd.
*
4,000,000 852,676
Silvercorp Metals, Inc. 300,000 1,143,000
15,492,009
Specified Purpose Acquisition 0.31%
Ivanhoe Capital Acquisition Corp., Class A
*
40,000 396,000
Total Common Stocks 117,817,913
(cost $87,208,812)
Corporate Non-Convertible Bonds 3.16%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.16%
Aris Gold Corp. 7.50 08/26/27 4,225,000 4,087,687
Total Corporate Non-Convertible Bonds 4,087,687
(cost $4,710,754)
Exchange Traded Funds 0.26% Shares
Betapro Inverse Bitcoin ETF
*
12,245 156,035
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
12,188 173,801
Total Exchange Traded Funds 329,836
(cost $313,175)
Warrants 0.38%
Exercise
Price
Exp.
Date
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
$ 5.10 05/14/23 54,500 37,865
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
4.50 03/25/24 50,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.34%
Aris Gold Corp.
*
$ 2.75 07/25/25 1,274,000 $ 392,279
Empress Royalty Corp.
*
0.75 03/25/23 625,000 41,943
434,222
Precious Metals 0.01%
Hycroft Mining Holding Corp.
*
10.50 10/06/25 50,000 17,500
Total Warrants 489,587
(cost $500 )
Investment Company 0.07% Shares Value
Aberdeen Standard Physical Platinum Shares ETF
*
1,050 94,710
(cost $95,631)
Call Options Purchased 1.12%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 1.12%
Barrick Gold Corp. $ 20.00 01/23 $ 5,900,000 2,950 550,175
Newmont Corp. 55.00 01/23 7,425,000 1,350 893,700
1,443,875
Total Purchased Call Options 1,443,875
(premiums paid $2,638,051 )
Investments, at value 96.15% 124,263,608
(cost $94,966,923 )
Other assets and liabilities, net 3.85% 4,982,254
Net Assets 100.00% $ 129,245,862

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Emerging Europe Fund
Common Stocks 91.52% Shares Value
Agricultural Chemicals 1.36%
PhosAgro PJSC, GDR 16,000 $ 336,000
Apparel Manufacturers 1.16%
Christian Dior SE 400 287,584
Automotive - Cars & Light Trucks 5.55%
Bayerische Motoren Werke AG 2,950 280,188
Daimler AG 3,100 273,518
Ford Otomotiv Sanayi AS 15,500 292,529
Renault SA
*
7,500 266,077
Volkswagen AG 850 262,143
1,374,455
Building & Construction Products - Miscellaneous 1.59%
Enka Insaat ve Sanayi AS 240,000 277,280
Wienerberger AG 3,500 117,519
394,799
Cellular Telecommunication 2.66%
Mobile TeleSystems PJSC, ADR 41,700 401,988
Turkcell Iletisim Hizmetleri AS 150,000 257,373
659,361
Chemicals - Diversified 0.76%
Covestro AG 2,750 187,415
Commercial Banks Non-US 15.06%
Akbank TAS 435,000 261,191
Bank Polska Kasa Opieki SA 13,800 356,731
Eurobank Ergasias Services and Holdings SA
*
180,000 167,563
OTP Bank Nyrt
*
3,700 216,499
Sberbank of Russia PJSC, ADR 134,750 2,526,563
Turkiye Is Bankasi AS 350,000 203,338
3,731,885
Diamonds/Precious Stones 1.95%
Alrosa PJSC 265,000 482,923
Distribution/Wholesale 0.47%
Rexel SA 6,000 115,609
Diversified Operations 1.24%
KOC Holding AS 121,000 307,994
Electric - Distribution 0.69%
AB Ignitis Grupe , GDR 7,500 170,712

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Electric - Generation 2.37%
CEZ AS 10,100 $ 328,580
Engie SA 9,000 117,749
RWE AG 4,000 141,073
587,402
Electric - Integrated 1.08%
PGE Polska Grupa Energetyczna SA
*
120,000 268,186
Food - Retail 4.51%
Koninklijke Ahold Delhaize NV, ADR 5,500 182,930
Magnit PJSC, GDR 32,500 547,976
X5 Retail Group NV, GDR 12,000 387,580
1,118,486
Investment Management/Advisory Services 0.54%
Julius Baer Group, Ltd. 2,000 132,879
Machinery - General Industrial 0.76%
ANDRITZ AG 3,450 189,080
Medical Instruments 0.72%
Getinge AB, Class B 4,500 179,406
Metal - Diversified 4.80%
MMC Norilsk Nickel PJSC, ADR 37,350 1,117,512
Orsu Metals Corp., 144A
#*∆
402,500 71,501
1,189,013
Metal - Iron 1.67%
Novolipetsk Steel PJSC, GDR 14,000 412,781
Metal Processors & Fabricate 0.61%
Aurubis AG 2,000 150,196
Multi-line Insurance 1.33%
Allianz SE 1,198 268,407
Vienna Insurance Group AG Wiener Versicherung Gruppe 2,100 60,418
328,825
Oil Companies - Exploration & Production 0.53%
Novatek PJSC, GDR 525 131,250
Oil Companies - Integrated 30.09%
Gazprom Neft PJSC 143,000 927,531
Gazprom PJSC, ADR 82,300 813,415
LUKOIL PJSC, ADR 23,920 2,264,267
MOL Hungarian Oil & Gas PLC 40,500 336,467
OMV Petrom SA 1,565,000 167,326

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Integrated (cont’d)
Polskie Gornictwo Naftowe i Gazownictwo SA 205,000 $ 332,840
Rosneft Oil Co. PJSC, GDR 234,452 1,963,617
Tatneft PJSC, ADR 14,960 649,339
7,454,802
Oil Refining & Marketing 1.50%
Polski Koncern Naftowy ORLEN SA 18,000 370,848
Property/Casualty Insurance 0.74%
Powszechny Zaklad Ubezpieczen SA 20,000 182,961
Retail - Apparel/Shoe 0.51%
HUGO BOSS AG 2,100 125,791
Steel - Producers 3.25%
Eregli Demir ve Celik Fabrikalari TAS 125,500 231,107
Evraz PLC 57,000 452,238
Magnitogorsk Iron & Steel Works PJSC, GDR 10,000 122,034
805,379
Telecom Services 1.22%
O2 Czech Republic AS 25,000 301,011
Telephone - Integrated 1.25%
Hellenic Telecommunications Organization SA 16,500 309,725
Television 0.98%
Cyfrowy Polsat SA 27,000 241,735
Transportation - Marine 0.57%
AP Moller - Maersk A/S, Class A 55 141,737
Total Common Stocks 22,670,230
(cost $20,325,673)
Corporate Non-Convertible Bond 1.95%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.95%
Aris Gold Corp. 7.50 08/26/27 $ 500,000 483,750
(cost $500,000)
Exchange Traded Fund 0.60% Shares
iShares MSCI Europe ESG Screened UCITS ETF
*
19,000 149,025
(cost $138,886)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
Emerging Europe Fund
Warrant 0.12%
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.12%
Aris Gold Corp.
*
$ 2.75 07/25/25 100,000 $ 30,791
(cost $0 )
Call Option Purchased 1.05%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Exchange Traded Fund 1.05%
VanEck Russia ETF $ 30.00 01/22 $ 4,710,000 1,570 259,050
(premiums paid $175,974 )
Investments, at value 95.24% 23,592,846
(cost $21,140,533 )
Other assets and liabilities, net 4.76% 1,179,124
Net Assets 100.00% $ 24,771,970

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
China Region Fund
Common Stocks 86.95% Shares Value
Automotive - Cars & Light Trucks 5.69%
BYD Co., Ltd., Class H 9,000 $ 279,741
Yadea Group Holdings, Ltd. 189,000 308,708
588,449
Automotive - Medium & Heavy Duty Trucks 2.62%
Sinotruk Hong Kong, Ltd. 183,000 271,069
Automotive/Truck Parts & Equipment - Original 2.41%
Fuyao Glass Industry Group Co., Ltd. 42,000 223,396
Global PMX Co., Ltd. 4,500 25,260
248,656
Automotive/Truck Parts & Equipment - Replacement 4.53%
Weichai Power Co., Ltd. 226,000 467,755
Brewery 3.73%
Tsingtao Brewery Co., Ltd. 49,000 385,442
Building & Construction Products - Miscellaneous 2.35%
Daewoo Engineering & Construction Co., Ltd.
*
43,000 242,689
Building Products - Cement 1.44%
Asia Cement China Holdings Corp. 190,000 149,203
Chemicals - Specialty 2.83%
Daqo New Energy Corp., ADR
*
5,125 292,125
Circuit Boards 3.85%
Unimicron Technology Corp. 85,000 397,728
Computers 5.43%
Lenovo Group, Ltd. 430,000 561,247
Dental Supplies & Equipment 0.71%
Dentium Co., Ltd. 1,150 73,596
Disposable Medical Products 1.66%
Top Glove Corp. Bhd 249,000 171,806
Distribution/Wholesale 0.32%
Sime Darby Bhd 60,000 32,486
E-Commerce/Products 0.90%
Alibaba Group Holding, Ltd., ADR
*
630 93,271
Electronic Components - Semiconductors 5.61%
MediaTek , Inc. 18,000 579,375

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Finance - Investment Banker/Broker 2.88%
China International Capital Corp., Ltd. 114,000 $ 298,014
Finance - Other Services 2.59%
Hong Kong Exchanges & Clearing, Ltd. 4,350 267,310
Internet Content - Info 2.46%
Meituan , Class B
*
3,724 118,875
Tencent Holdings, Ltd., ADR 2,265 135,379
254,254
Investment Management/Advisory Services 0.98%
Value Partners Group, Ltd. 202,000 101,570
Motorcycle/Motor Scooter 1.68%
Niu Technologies, ADR
*
7,500 173,775
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Pastoral & Agricultural 1.11%
COFCO Joycome Foods, Ltd.
*
364,000 114,555
Real Estate Management/Services 3.23%
A-Living Smart City Services Co., Ltd. 35,000 124,293
KWG Living Group Holdings, Ltd. 165,000 121,873
S-Enjoy Service Group Co., Ltd.
*
41,000 87,188
333,354
Retail - Apparel/Shoe 10.39%
ANTA Sports Products, Ltd. 30,000 566,504
Li Ning Co., Ltd. 44,000 507,133
1,073,637
Retail - Jewelry 4.88%
Chow Tai Fook Jewellery Group, Ltd. 265,000 503,974
Rubber/Plastic Products 1.77%
Hartalega Holdings Bhd 125,000 183,216
Schools 1.19%
China Yuhua Education Corp., Ltd. 255,000 123,196
Semiconductor Components - Integrated Circuit 2.65%
Global Unichip Corp. 15,400 273,684
Transportation - Marine 2.28%
COSCO SHIPPING Holdings Co., Ltd.
*
155,000 235,202

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
September 30, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Wireless Equipment 4.78%
Xiaomi Corp., Class B
*
180,000 $ 494,366
Total Common Stocks 8,985,004
(cost $10,689,344)
Corporate Non-Convertible Bond 2.48%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.48%
Aris Gold Corp. 7.50 08/26/27 $ 265,000 256,388
(cost $264,982)
Exchange Traded Fund 1.21% Shares
Direxion Daily FTSE China Bear 3X Shares ETF
*
6,500 125,450
(cost $108,201)
Warrant 0.16%
Exercise
Price
Exp.
Date
Mining Services 0.16%
Aris Gold Corp.
*
$ 2.75 07/25/25 52,000 16,011
(cost $0 )
Investments, at value 90.80% 9,382,853
(cost $11,062,527 )
Other assets and liabilities, net 9.20% 951,167
Net Assets 100.00% $ 10,334,020

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2021.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of September 30, 2021.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at September 30, 2021, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at September 30, 2021, were 0.00% of Global Luxury Goods Fund,
0.07% of Global Resources Fund, 0.99% of World Precious Minerals Fund, 0.00% of Gold And
Precious Metals Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted
Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of September 30, 2021 amounted to $49,049, 0.09%, of Global Luxury Goods Fund, $314,517, 0.48%, of Global Resources
Fund, $1,173,615, 1.34%, of World Precious Minerals Fund, $4,060,364, 3.14%, of Gold And
Precious Metals Fund, $71,501, 0.29%, of Emerging Europe Fund and $0, 0.00%, of China
Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

The following table summarizes the valuation of each Fund’s securities as of September 30,
2021, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 30,889,276 $ – $ 30,889,276
Exchange Traded Fund 822,894 – – 822,894
Investments, at Value $ 822,894 $ 30,889,276 $ – $ 31,712,170
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 32,555,261 $ – $ 32,555,261
Exchange Traded Fund 1,530,000 – – 1,530,000
Investments, at Value $ 1,530,000 $ 32,555,261 $ – $ 34,085,261
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 977,495 $ 6,223,630 $ – $ 7,201,125
Athletic Footwear 1,219,932 500,243 – 1,720,175
Automotive - Cars & Light
Trucks 7,656,473 3,065,257 – 10,721,730
Beverages - Wine/Spirits 737,415 522,747 – 1,260,162
Casino Hotels 689,050 – – 689,050
Commercial Service
- Finance 610,887 – – 610,887
Computers 2,419,650 – – 2,419,650
Cosmetics & Toiletries 2,162,795 – – 2,162,795
Decision Support Software 385,688 – – 385,688
Diversified Banking
Institution 2,192,574 – – 2,192,574
E-Commerce/Products 2,266,678 – – 2,266,678

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Energy - Alternate Sources $ – $ – $ 0 $ 0
Finance - Credit Card 2,925,333 – – 2,925,333
Finance - Mortgage Loan/
Banker 26,446 – – 26,446
Finance - Other Services 218,989 – – 218,989
Gold Mining 1,322,412 – – 1,322,412
Hotels & Motels 2,225,620 – – 2,225,620
Metal - Diversified 415,680 – – 415,680
Oil Companies - Exploration
& Production 45,792 – – 45,792
Precious Metals 338,220 – – 338,220
Private Equity 3,502,330 – – 3,502,330
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe – 518,420 – 518,420
Retail - Building Products 1,435,481 – – 1,435,481
Retail - Discount 2,733,845 – – 2,733,845
Retail - Jewelry – 476,938 – 476,938
Retail - Restaurants 1,875,270 – – 1,875,270
Silver Mining 198,120 237,690 – 435,810
Textile - Apparel 526,554 – – 526,554
Corporate Non-Convertible Bond – 846,562 – 846,562
Exchange Traded Funds 78,710 – – 78,710
Warrants
Enterprise Software/
Services – 23,665 – 23,665
Finance - Mortgage Loan/
Banker – 0 – 0
Oil Companies - Exploration
& Production 3,257 – – 3,257
Retail - Jewelry – 4,344 – 4,344
Investments, at Value 39,190,696 12,419,496 0 51,610,192

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,972,564 $ – $ – $ 2,972,564
Agricultural Chemicals 1,921,661 – – 1,921,661
Agricultural Operations – 503,762 – 503,762
Building & Construction
Products - Miscellaneous 613,700 – – 613,700
Coal – – 0 0
Diamonds/Precious Stones 321,333 – – 321,333
Diversified Minerals 4,492,913 804,692 – 5,297,605
Energy - Alternate Sources 1,419,872 889,596 0 2,309,468
Enterprise Software/
Services – 2,636,981 – 2,636,981
Finance - Investment
Banker/Broker 205,565 – – 205,565
Food - Miscellaneous/
Diversified 1,178,352 – – 1,178,352
Food - Wholesale/
Distribution 163,824 – – 163,824
Forestry 1,185,923 – – 1,185,923
Gold Mining 3,374,289 2,191,622 0 5,565,911
Industrial Gases 586,760 320,320 – 907,080
Machinery - Electric Utilities 561,600 – – 561,600
Metal - Aluminum 1,223,500 – – 1,223,500
Metal - Copper 687,273 – – 687,273
Metal - Diversified 7,690,964 1,224,571 – 8,915,535
Metal - Iron – – 0 0
Mining Services 2,876,505 75,544 – 2,952,049
Natural Resource
Technology – – 18,686 18,686
Non-Ferrous Metals 1,538,263 – 0 1,538,263
Oil - Field Services 788,080 – – 788,080
Oil - US Royalty Trusts 2,217,645 336,381 – 2,554,026
Oil Companies - Exploration
& Production 4,521,085 – – 4,521,085
Oil Companies - Integrated 2,233,600 – – 2,233,600
Oil Refining & Marketing 984,470 – – 984,470
Pipelines 732,525 – – 732,525
Platinum 606,808 – – 606,808
Precious Metals 1,798,112 300,609 – 2,098,721
Real Estate Operating/
Development 536,871 – 0 536,871
REITS - Diversified 1,051,000 – – 1,051,000
Retail - Jewelry 532,923 – – 532,923

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Specified Purpose
Acquisition $ 198,000 $ – $ – $ 198,000
Steel - Producers 1,473,317 – – 1,473,317
Private Equity Fund
Oil - US Royalty Trusts 856,600 – – 856,600
Corporate Non-Convertible Bond – 1,040,063 – 1,040,063
Exchange Traded Funds 529,787 – – 529,787
Warrants
Advanced Materials/
Production – 29,844 – 29,844
Diversified Minerals – 0 – 0
Enterprise Software/
Services 14,199 – – 14,199
Gold Mining – 0 – 0
Metal - Copper 5,921 – – 5,921
Mining Services 114,201 – – 114,201
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 13,027 – – 13,027
Investment Company 40,590 – – 40,590
Publically Traded Partnerships 167,616 – – 167,616
Purchased Call Options 119,160 186,500 – 305,660
Investments, at Value 52,550,398 10,540,485 18,686 63,109,569
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 9,716,564 $ 171,719 $ – $ 9,888,283
Capital Pools 864,519 – – 864,519
Coal – – 0 0
Diamonds/Precious Stones 1,034,265 – – 1,034,265
Diversified Minerals 6,209,996 445,522 0 6,655,518
Enterprise Software/
Services – 21,199 – 21,199
Gold Mining 30,129,181 5,566,033 162,837 35,858,051
Investment Companies – 4,654 – 4,654

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Metal - Copper $ 559,898 $ – $ – $ 559,898
Metal - Diversified 7,163,564 1,907,907 – 9,071,471
Metal - Iron – – 0 0
Metals & Mining – 155,202 – 155,202
Mining Services 28,330 530,554 – 558,884
Non-Ferrous Metals 446,076 – – 446,076
Oil & Gas Drilling – 715,289 – 715,289
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 6,773 – – 6,773
Platinum 974,262 – – 974,262
Precious Metals 10,781,175 1,537,134 – 12,318,309
Real Estate Operating/
Development 1,539,949 – – 1,539,949
Retail - Jewelry 1,492,184 – – 1,492,184
Silver Mining 2,634,758 – – 2,634,758
Corporate Non-Convertible Bond – 1,064,250 – 1,064,250
Warrants
Diversified Minerals 20,401 284,226 – 304,627
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 0 – 0
Metal - Copper – 85,268 – 85,268
Metal - Diversified 41,301 – – 41,301
Metals & Mining – 0 – 0
Mining Services 160,114 – – 160,114
Non-Ferrous Metals – 0 – 0
Silver Mining – 57,733 – 57,733
Purchased Call Options 182,050 279,750 – 461,800
Investments, at Value 73,985,360 12,826,440 162,837 86,974,637

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 274,751 $ – $ – $ 274,751
Agricultural Chemicals 264,488 – – 264,488
Capital Pools 397,679 – – 397,679
Diversified Minerals 5,012,890 1,778,093 – 6,790,983
Enterprise Software/
Services 287,431 – – 287,431
Gold Mining 51,863,273 5,556,071 – 57,419,344
Metal - Diversified 5,538,489 – – 5,538,489
Mining Services 281,265 849,762 – 1,131,027
Oil & Gas Drilling – 4,917,610 – 4,917,610
Platinum – 2,817,465 – 2,817,465
Precious Metals 16,618,997 – – 16,618,997
Real Estate Operating/
Development 284,269 – – 284,269
Remediation Services 487,500 – – 487,500
Retail - Jewelry 4,699,871 – – 4,699,871
Silver Mining 13,704,866 1,787,143 – 15,492,009
Specified Purpose
Acquisition 396,000 – – 396,000
Corporate Non-Convertible
Bonds – 4,087,687 0 4,087,687
Exchange Traded Funds 329,836 – – 329,836
Warrants
Enterprise Software/
Services 37,865 – – 37,865
Metal - Diversified – 0 – 0
Mining Services 434,222 – – 434,222
Precious Metals 17,500 – – 17,500
Investment Company 94,710 – – 94,710
Purchased Call Options 893,700 550,175 – 1,443,875
Investments, at Value $ 101,919,602 $ 22,344,006 $ – $ 124,263,608

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 336,000 $ – $ – $ 336,000
Apparel Manufacturers – 287,584 – 287,584
Automotive - Cars & Light
Trucks – 1,374,455 – 1,374,455
Building & Construction
Products - Miscellaneous – 394,799 – 394,799
Cellular Telecommunication 401,988 257,373 – 659,361
Chemicals - Diversified – 187,415 – 187,415
Commercial Banks Non-US 2,526,563 1,205,322 – 3,731,885
Diamonds/Precious Stones – 482,923 – 482,923
Distribution/Wholesale – 115,609 – 115,609
Diversified Operations – 307,994 – 307,994
Electric - Distribution 170,712 – – 170,712
Electric - Generation – 587,402 – 587,402
Electric - Integrated – 268,186 – 268,186
Food - Retail 1,118,486 – – 1,118,486
Investment Management/
Advisory Services – 132,879 – 132,879
Machinery - General
Industrial – 189,080 – 189,080
Medical Instruments – 179,406 – 179,406
Metal - Diversified 1,189,013 – – 1,189,013
Metal - Iron 412,781 – – 412,781
Metal Processors &
Fabricate – 150,196 – 150,196
Multi-line Insurance – 328,825 – 328,825
Oil Companies - Exploration
& Production 131,250 – – 131,250
Oil Companies - Integrated 5,690,638 1,764,164 – 7,454,802
Oil Refining & Marketing – 370,848 – 370,848
Property/Casualty Insurance – 182,961 – 182,961
Retail - Apparel/Shoe – 125,791 – 125,791
Steel - Producers 122,034 683,345 – 805,379
Telecom Services – 301,011 – 301,011
Telephone - Integrated – 309,725 – 309,725
Television – 241,735 – 241,735
Transportation - Marine – 141,737 – 141,737
Corporate Non-Convertible Bond – 483,750 – 483,750
Exchange Traded Fund – 149,025 – 149,025
Warrant
Mining Services 30,791 – – 30,791
Call Option – 259,050 – 259,050
Investments, at Value $ 12,130,256 $ 11,462,590 $ – $ 23,592,846

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Investments in Securities*
(continued)
Other Financial Instruments
†
Currency Contract $ – $ 7,588 $ – $ 7,588
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 588,449 $ – $ 588,449
Automotive - Medium &
Heavy Duty Trucks – 271,069 – 271,069
Automotive/Truck Parts &
Equipment - Original – 248,656 – 248,656
Automotive/Truck Parts &
Equipment - Replacement – 467,755 – 467,755
Brewery – 385,442 – 385,442
Building & Construction
Products - Miscellaneous – 242,689 – 242,689
Building Products - Cement – 149,203 – 149,203
Chemicals - Specialty 292,125 – – 292,125
Circuit Boards – 397,728 – 397,728
Computers – 561,247 – 561,247
Dental Supplies &
Equipment – 73,596 – 73,596
Disposable Medical
Products – 171,806 – 171,806
Distribution/Wholesale – 32,486 – 32,486
E-Commerce/Products 93,271 – – 93,271
Electronic Components
- Semiconductors – 579,375 – 579,375
Finance - Investment
Banker/Broker – 298,014 – 298,014
Finance - Other Services – 267,310 – 267,310
Internet Content - Info 135,379 118,875 – 254,254
Investment Management/
Advisory Services – 101,570 – 101,570
Motorcycle/Motor Scooter 173,775 – – 173,775
Non-Ferrous Metals – – 0 0

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2021 through September 30, 2021:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Pastoral & Agricultural $ – $ 114,555 $ – $ 114,555
Real Estate Management/
Services – 333,354 – 333,354
Retail - Apparel/Shoe – 1,073,637 – 1,073,637
Retail - Jewelry – 503,974 – 503,974
Rubber/Plastic Products – 183,216 – 183,216
Schools – 123,196 – 123,196
Semiconductor Components
- Integrated Circuit – 273,684 – 273,684
Transportation - Marine – 235,202 – 235,202
Wireless Equipment – 494,366 – 494,366
Corporate Non-Convertible Bond – 256,388 – 256,388
Exchange Traded Fund 125,450 – – 125,450
Warrant
Mining Services 16,011 – – 16,011
Investments, at Value $ 836,011 $ 8,546,842 $ 0 $ 9,382,853
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/20 $ 13,521 $ 13,521
Net change in unrealized appreciation (depreciation) (13,521) (13,521)
Ending Balance 09/30/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/21 $ (13,521) $ (13,521)
Common
Stocks Total
Global Resources Fund
Beginning Balance 12/31/20 $ 2,988,739 $ 2,988,739
Sales (252) (252)
Realized Gain 420,848 420,848
Net change in unrealized appreciation (depreciation) (3,390,649) (3,390,649)
Ending Balance 09/30/21 $ 18,686 $ 18,686
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/21 $ (2,970,053) $ (2,970,053)

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/20 $ 273,960 $ 0 $ 273,960
Purchases 67,008 — 67,008
Sales (683) — (683)
Realized Gain 1,140,719 — 1,140,719
Corporate Action (1,209,619) — (1,209,619)
Net change in unrealized appreciation (depreciation) (108,548) 0 (108,548)
Ending Balance 09/30/21 $ 162,837 $ 0 $ 162,837
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/21 $ 53,427 $ 0 $ 53,427
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/20 $ 1,128,329 $ 0 $ 1,128,329
Net change in unrealized appreciation (depreciation) 307,921 — 307,921
Corporate Action (1,436,250) — (1,436,250)
Ending Balance 09/30/21 $ 0 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/21 $ — $ — $ —
Common
Stock Total
China Region Fund
Beginning Balance 12/31/20 $ 0 $ 0
Ending Balance 09/30/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
09/30/21 $ — $ —
Fair Value at
09/30/21
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 89% - 100% discount
(99% discount)
Common Stocks 18,686 Market Transaction
(1)
Discount

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2021.
Fair Value at
09/30/21
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(89% discount)
Common Stocks 162,837 Market Transaction
(1)
Discount
Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2020 Additions Reductions
September 30,
2021
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

At September 30, 2021, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $27,968,676.
At September 30, 2021, the value of investments in affiliated companies was $11,380,356, representing 12.96% of net assets, and the total cost was $7,472,125.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
Values of Affiliated Companies
Global Resources
Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
September
30, 2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2020 Additions Reductions
September 30,
2021
Barsele Minerals Corp. 7,700,000 — (200,000) 7,500,000
Canex Metals, Inc. 3,250,000 — — 3,250,000
(a)
CopperBank Resources Corp 5, 543,500 — (1,500,000) 4,0 43 , 5 00
(a)
Mammoth Resources Corp. 3,671,200 2,050,000 (221,200) 5,500,000
Polarx , Ltd. 38,953,441 — (953,441) 38,000,000
TriStar Gold, Inc. 28,750,000 — — 28,750,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
September
30, 2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,327,048 $ — $ (96,041) $ 2,842,255 $ — $ (44,729) $ (344,023)
Canex Metals, Inc. 382,984 — — 243,763
(a)
— — (139,221)
CopperBank
Resources Corp. 1,045,204 — (402,751) 2,075,063
(a)
— (1,908) 1,434,518
Mammoth
Resources Corp. 331,674 225,898 (28,319) 586,215 — 1,004 55,958
Polarx , Ltd. 809,280 — (74,276) 1,142,317 — (46,470) 453,783
TriStar Gold, Inc. 5,759,486 — — 6,809,569 — — 1,050,083
$ 11,655,676 $ 225,898 $ (601,387) $ 13,699,182 $ — $ (92,103) $ 2,511,098

Notes to Portfolios of Investments (
unaudited
)
September 30, 2021

As of September 30, 2021, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of September 30, 2021, the total cost of restricted securities was $7,473,544, and the total value was
$18,686, representing 0.03% of net assets.
Open forward foreign currency contracts as of September 30, 2021, were as follows:
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
September
30, 2021
Net Unrealized
Appreciation
Emerging
Europe
Fund
Brown
Brothers
Harriman &
Co. TRY 24,000,000 USD 2,660,458 11/1/2021 $ 2,652,870 $ 7,588